Loans and Merchant Cash Advances -Merchant Cash Advances (Details) - Merchant cash advances - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance, beginning of the period	$ 49	$ 38
Provision for credit losses related to uncollectible merchant cash advances receivable	20	43
Merchant cash advances receivable charged off, net of recoveries	(33)	(32)
Allowance, end of the period	$ 36	$ 49